PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software

Property, equipment and software consist of the following:

	As of December 31,
	2024	2023
Cost
Computer hardware and laboratory equipment	$147	$1,328
Leasehold improvement	—	869
Software	—	105
Office furniture and equipment	278	439
Total property, equipment and software	425	2,741

Less: accumulated depreciation and amortization	(224)	(964)

Total net book value of property, equipment and software	$201	$1,777